Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 9,155,639	¥ 8,247,877
Derivative Financial Instruments-Net [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity Period of Hedging Instrument	more than 12 months	more than 12 months
Derivative Financial Instruments-Net [Member] | Interest Rate Swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 10,792,370	¥ 9,345,733
Derivative Financial Instruments-Net [Member] | Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 222,261	¥ 207,847